Noncontrolling Interests - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions					3 Months Ended	12 Months Ended
	Jan. 02, 2024	Feb. 28, 2023	Apr. 02, 2021	May 29, 2018	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Nov. 14, 2022	Nov. 12, 2015
Redeemable Noncontrolling Interest [Line Items]
Incremental compensation expense						$ 49.2
Three Arts Entertainment [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of redeemable non controlling interest ownership percentage	25.00%				25.00%	25.00%	49.00%
Recoupable non controlling interest value				$ 38.3
Period of recoupable non controlling interest				5 years
Deferred compensation				$ 38.3
Amortized period of deferred compensation				5 years
Noncontrolling Interest, Increase from Business Combination	$ 194.1					$ 194.1
Percentage of Right to Acquire Non-Cotrolling Interest	24.00%
Incremental compensation expense					$ 49.2	49.2
Three Arts Entertainment [Member] | Other Noncurrent Liabilities [Member]
Redeemable Noncontrolling Interest [Line Items]
Compensatory portion of non controlling interest					$ 93.2	$ 93.2
Pilgrim Media Group [Member]
Redeemable Noncontrolling Interest [Line Items]
Non compensatory non controlling interest									$ 90.1
Percentage of redeemable non controlling interest ownership percentage			25.00%					25.00%	37.50%
Exercisable fair value period of redeemable non controlling interest			30 days
Payment on exercised of non controlling interest		$ 36.5
Carrying value of non controlling interest		55.1
Reduction in parent net investment		$ 18.6